U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class I

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: U. S. GOVERNMENT MONEY MARKET PORTOFLIO”, subsection “Fees and Expenses” located on page 1 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses	U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class I
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.515%
Total Annual Portfolio Operating Expenses	0.99%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class I	101	315	547	1,213

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class I	101	315	547	1,213